Summary of Significant Accounting Policies - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 1,051	$ 1,235